Pensions and other post-employment benefits - Actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumptions analysis
Discount rate (as a percent)	4.80%	4.90%
United States
Actuarial assumptions analysis
Discount rate (as a percent)	5.00%	5.30%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	3.90%	3.40%
United Kingdom
Actuarial assumptions analysis
Discount rate (as a percent)	5.70%	5.60%
Long-term rate of improvement (as a percent)	1.50%